Loans, Debentures, and Finance Leases - Additional Information (Detail) $ in Millions		1 Months Ended									12 Months Ended
	Oct. 06, 2016 BRL (R$)	Dec. 31, 2018 BRL (R$)	May 31, 2018	Mar. 31, 2018	Oct. 31, 2017	Jul. 31, 2017	Apr. 30, 2017	May 31, 2016	Mar. 31, 2015	Jan. 31, 2014	Dec. 31, 2018 BRL (R$)	Dec. 31, 2018 USD ($)	Dec. 24, 2018 USD ($)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2018 USD ($)	Oct. 06, 2016 USD ($)
Summary of loans debentures and finance leases [line items]
Borrowings											R$ 1,531,000,000		$ 395
Floating interest rates in dollar change in foreign loan													104.4% of CDI
Determination of required maintenance ratio description											0	0
Financing guaranteed by collateral											R$ 69,822,000			R$ 66,337,000
Amount of guarantees and promissory notes		R$ 10,667,175,000									10,667,175,000			9,587,971,000
Collateral guarantees to secure letters of credits		271,162,000									271,162,000			237,537,000
Guarantee related to supply Of LPG											45,000,000
Supply of row materials without guarantee														81,046,000
maximum amount of future payments on collateral gurantee		2,750,000									2,750,000			8,224,000
Restricted Assets [member]
Summary of loans debentures and finance leases [line items]
Restriction on encumbrance of assets		R$ 581,000,000									R$ 581,000,000				$ 150
Percent restricted consolidated tangible assets											15.00%	15.00%
Ultrapar international sa [member]
Summary of loans debentures and finance leases [line items]
Interest rate	5.25%															5.25%
Notes to foreign market	R$ 2,906,000,000															$ 750
Borrowings, maturity date	October 2026
Issue percent of face value	98.097%
Northeast Constitutional Financing Fund [member]
Summary of loans debentures and finance leases [line items]
Interest rate		10.00%									10.00%				10.00%
Discount on interest rate											15.00%	15.00%
Oxiteno S.A. and Oxiteno Nordeste [member] | Export Credit Note [member]
Summary of loans debentures and finance leases [line items]
Floating interest rates in dollar change in foreign loan			101.5% of CDI
Long term interest rate [member]
Summary of loans debentures and finance leases [line items]
Long term interest rate		7.03%									7.03%				7.03%
Other contingent liabilities [member]
Summary of loans debentures and finance leases [line items]
Fair value of collaterals recorded as other payables		R$ 68,000									R$ 68,000			R$ 205,000
Foreign loans [member]
Summary of loans debentures and finance leases [line items]
Borrowings, maturity date											June 22, 2020	June 22, 2020
Borrowings											R$ 232,000,000	$ 60
Floating interest rates in dollar change in foreign loan											105.9% of CDI	105.9% of CDI
Borrowings, adjustment to interest rate basis		2.00%									2.00%				2.00%
Debentures second issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures										80,000
Debentures fifth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures							660,139		80,000
Second series simple nominative nonconvertible unsecured registered debentures							352,361
Debentures fourth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures								500
Debentures sixth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Floating interest rates in dollar change in foreign loan				97.3% of CDI							93.9% of CDI	93.9% of CDI
Simple nominative nonconvertible unsecured registered debentures				1,725,000		1,500,000
Debentures seventh issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures					944,077
Second series simple nominative nonconvertible unsecured registered debentures					213,693
Debentures eighth issue [member] | IPP [member]
Summary of loans debentures and finance leases [line items]
Simple nominative nonconvertible unsecured registered debentures		660,000
Second series simple nominative nonconvertible unsecured registered debentures		240,000
Debenture three [member]
Summary of loans debentures and finance leases [line items]
Borrowings											R$ 1,000,000,000
Floating interest rates in dollar change in foreign loan											105.0% of CDI	105.0% of CDI
Final maturity											May 25, 2021	May 25, 2021
Payment of the face value											Annual as from May 2019	Annual as from May 2019
Payment of interest											Semiannually	Semiannually
Reprice											Not applicable	Not applicable
Debenture four [member]
Summary of loans debentures and finance leases [line items]
Borrowings											R$ 1,000,000
Floating interest rates in dollar change in foreign loan											95% of CDI	95% of CDI
Final maturity											April 18, 2022	April 18, 2022
Payment of the face value											Lump sum at final maturity	Lump sum at final maturity
Payment of interest											Semiannually	Semiannually
Reprice											Not applicable	Not applicable
Amount:		R$ 660,139,000									R$ 660,139,000
Debenture five [member]
Summary of loans debentures and finance leases [line items]
Borrowings											R$ 1,000,000
Floating interest rates in dollar change in foreign loan											IPCA + 4.68%	IPCA + 4.68%
Final maturity											April 15, 2024	April 15, 2024
Payment of the face value											Lump sum at final maturity	Lump sum at final maturity
Payment of interest											Annually	Annually
Reprice											Not applicable	Not applicable
Amount:		352,361,000									R$ 352,361,000
Debenture six [member]
Summary of loans debentures and finance leases [line items]
Borrowings											R$ 1,000,000
Floating interest rates in dollar change in foreign loan											105.0% of CDI	105.0% of CDI
Final maturity											July 28, 2022	July 28, 2022
Payment of the face value											Annual as from July 2021	Annual as from July 2021
Payment of interest											Annually	Annually
Reprice											Not applicable	Not applicable
Debenture seven [member]
Summary of loans debentures and finance leases [line items]
Borrowings											R$ 1,000,000
Floating interest rates in dollar change in foreign loan											95% of CDI	95% of CDI
Final maturity											October 24, 2022	October 24, 2022
Payment of the face value											Lump sum at final maturity	Lump sum at final maturity
Payment of interest											Semiannually	Semiannually
Reprice											Not applicable	Not applicable
Amount:		730,384,000									R$ 730,384,000
Debenture eight [member]
Summary of loans debentures and finance leases [line items]
Borrowings											R$ 1,000,000
Floating interest rates in dollar change in foreign loan											IPCA + 4.34%	IPCA + 4.34%
Final maturity											October 24, 2024	October 24, 2024
Payment of the face value											Lump sum at final maturity	Lump sum at final maturity
Payment of interest											Annually	Annually
Reprice											Not applicable	Not applicable
Amount:		213,693,000									R$ 213,693,000
Debenture twelve [member]
Summary of loans debentures and finance leases [line items]
Borrowings											R$ 1,000,000
Floating interest rates in dollar change in foreign loan											IPCA + 4.61%	IPCA + 4.61%
Final maturity											December 15, 2025	December 15, 2025
Payment of the face value											Lump sum at final maturity	Lump sum at final maturity
Payment of interest											Annually	Annually
Reprice											Not applicable	Not applicable
Amount:		240,000,000									R$ 240,000,000
Debenture eleven [member]
Summary of loans debentures and finance leases [line items]
Borrowings											R$ 1,000,000
Floating interest rates in dollar change in foreign loan											97.5% of CDI	97.5% of CDI
Final maturity											December 18, 2023	December 18, 2023
Payment of the face value											Lump sum at final maturity	Lump sum at final maturity
Payment of interest											Semiannually	Semiannually
Reprice											Not applicable	Not applicable
Amount:		R$ 660,000,000									R$ 660,000,000
Debenture one [member]
Summary of loans debentures and finance leases [line items]
Borrowings											R$ 10,000,000
Floating interest rates in dollar change in foreign loan											107.9% of CDI	107.9% of CDI
Final maturity											December 20, 2018	December 20, 2018
Payment of the face value											Lump sum at final maturity	Lump sum at final maturity
Payment of interest											Semiannually	Semiannually
Reprice											Not applicable	Not applicable
Debenture two [member]
Summary of loans debentures and finance leases [line items]
Borrowings											R$ 10,000,000
Floating interest rates in dollar change in foreign loan											108.25% of CDI	108.25% of CDI
Final maturity											March 16, 2018	March 16, 2018
Payment of the face value											Lump sum at final maturity	Lump sum at final maturity
Payment of interest											Semiannually	Semiannually
Reprice											Not applicable	Not applicable
Debenture ten [member]
Summary of loans debentures and finance leases [line items]
Borrowings											R$ 1,000.00
Floating interest rates in dollar change in foreign loan											105.25% of CDI	105.25% of CDI
Final maturity											March 5, 2023	March 5, 2023
Payment of the face value											Lump sum at final maturity	Lump sum at final maturity
Payment of interest											Semiannually	Semiannually
Reprice											Not applicable	Not applicable